Share Capital and Share Premium	6 Months Ended
Jun. 30, 2024
Disclosure Of Classes Of Share Capital [Abstract]
Share capital and share premium
8. Share capital and share premium

	June 30, 2024	December 31, 2023
	(in thousands)
	£	£

Share capital	2,266	2,114
Share premium	142,604	141,306

	144,870	143,420

Number (in thousands)
Issued share capital comprises:
Ordinary shares of £ 0.04 each	56,660	52,860

	Number of shares	Share capital	Share premium
	(in thousands)
Fully paid ordinary shares:		£	£
Balance at December 31, 2023	52,860	2,114	141,306
Exercise of share options	60	2	1
Issue of share capital	3,740	150	1,297

Balance at June 30, 2024	56,660	2,266	142,604